Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NexPoint Funds I
Entity Central Index Key	0001354917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000060521
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class A Shares
Trading Symbol	HHCAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$210	2.08%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class A returned 1.76% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares, With LoadFootnote Reference*	Class A Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	S&P 500 Index (USD) (TR)Footnote Reference†
Jun/16	$9,450	$10,000	$10,000	$10,000
Jun/17	$9,516	$10,070	$9,969	$11,790
Jun/18	$10,706	$11,329	$9,929	$13,484
Jun/19	$11,639	$12,316	$10,710	$14,889
Jun/20	$12,762	$13,504	$11,646	$16,006
Jun/21	$15,081	$15,959	$11,608	$22,536
Jun/22	$11,441	$12,107	$10,413	$20,144
Jun/23	$11,903	$12,596	$10,315	$24,091
Jun/24	$12,867	$13,616	$10,587	$30,006
Jun/25	$13,448	$14,231	$11,230	$34,556
Jun/26	$13,685	$14,482	$11,656	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class A Shares, With LoadFootnote Reference*	-3.81%	-3.02%	3.19%
Class A Shares, Without Load	1.76%	-1.92%	3.77%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference†	22.32%	13.41%	15.51%

AssetsNet	$ 74,019,986
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 573,861
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060522
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class C Shares
Trading Symbol	HHCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$275	2.73%

Expenses Paid, Amount	$ 275
Expense Ratio, Percent	2.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class C returned 1.11% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares, With LoadFootnote Reference*	Class C Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	S&P 500 Index (USD) (TR)Footnote Reference†
Jun/16	$9,900	$10,000	$10,000	$10,000
Jun/17	$9,909	$10,009	$9,969	$11,790
Jun/18	$11,182	$11,182	$9,929	$13,484
Jun/19	$12,081	$12,081	$10,710	$14,889
Jun/20	$13,162	$13,162	$11,646	$16,006
Jun/21	$15,454	$15,454	$11,608	$22,536
Jun/22	$11,650	$11,650	$10,413	$20,144
Jun/23	$12,044	$12,044	$10,315	$24,091
Jun/24	$12,939	$12,939	$10,587	$30,006
Jun/25	$13,434	$13,434	$11,230	$34,556
Jun/26	$13,583	$13,583	$11,656	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class C Shares, With LoadFootnote Reference*	0.11%	-2.55%	3.11%
Class C Shares, Without Load	1.11%	-2.55%	3.11%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference†	22.32%	13.41%	15.51%

AssetsNet	$ 74,019,986
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 573,861
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000060523
Shareholder Report [Line Items]
Fund Name	NexPoint Event Driven Fund
Class Name	Class Z Shares
Trading Symbol	HHCZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/event-driven-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$175	1.73%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Event Driven Fund (the “Fund”) Class Z returned 2.15% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Lionsgate Studios

• Top Detractor: Fermi

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	NexPoint Event Driven Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000	$10,000
Jun/17	$10,118	$9,969	$11,790
Jun/18	$11,418	$9,929	$13,484
Jun/19	$12,456	$10,710	$14,889
Jun/20	$13,715	$11,646	$16,006
Jun/21	$16,259	$11,608	$22,536
Jun/22	$12,379	$10,413	$20,144
Jun/23	$12,924	$10,315	$24,091
Jun/24	$14,023	$10,587	$30,006
Jun/25	$14,708	$11,230	$34,556
Jun/26	$15,024	$11,656	$42,271

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund, Class Z Shares	2.15%	-1.57%	4.15%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	0.08%	1.54%
S&P 500 Index (USD) (TR)Footnote Reference*	22.32%	13.41%	15.51%

AssetsNet	$ 74,019,986
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 573,861
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$74,019,986	85	$573,861	243%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-30.6%
Derivative Contracts (Net)	-0.3%
Warrants	0.0%
Rights	0.1%
Purchased Put Options	0.3%
Repurchase Agreements	0.5%
Master Limited Partnerships	3.5%
Cash Equivalents	4.7%
Common Stocks	101.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Fermi, Inc.	6.0%
TopBuild	5.1%
James Hardie Industries PLC	4.9%
Kyivstar Group	4.8%
Lionsgate Studios Corp.	4.7%
Short Securities
Trex, Inc.	-3.3%
Masco	-3.3%
QXO	-2.1%
Shell ADR	-2.1%
Warby Parker	-1.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171609
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class A Shares
Trading Symbol	HMEAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$202	1.97%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class A returned 4.82% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.012 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares, With LoadFootnote Reference*	Class A Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Aug/16	$9,450	$10,000	$10,000
Jun/17	$10,270	$10,867	$9,934
Jun/18	$10,489	$11,099	$9,895
Jun/19	$11,089	$11,734	$10,674
Jun/20	$11,950	$12,645	$11,606
Jun/21	$12,907	$13,659	$11,568
Jun/22	$13,216	$13,986	$10,377
Jun/23	$13,376	$14,155	$10,280
Jun/24	$14,388	$15,226	$10,550
Jun/25	$15,177	$16,060	$11,191
Jun/26	$15,908	$16,834	$11,616

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class A Shares, With LoadFootnote Reference*	-0.95%	3.10%	4.82%
Class A Shares, Without Load	4.82%	4.27%	5.42%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.53%

AssetsNet	$ 1,491,976,674
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 10,564,689
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171610
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class C Shares
Trading Symbol	HMECX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$267	2.62%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class C returned 4.13% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.012 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares, With LoadFootnote Reference*	Class C Shares, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Dec/16	$10,133	$10,236	$9,713
Jun/17	$10,698	$10,806	$9,934
Jun/18	$10,971	$10,971	$9,895
Jun/19	$11,519	$11,519	$10,674
Jun/20	$12,326	$12,326	$11,606
Jun/21	$13,231	$13,231	$11,568
Jun/22	$13,454	$13,454	$10,377
Jun/23	$13,531	$13,531	$10,280
Jun/24	$14,468	$14,468	$10,550
Jun/25	$15,155	$15,155	$11,191
Jun/26	$15,780	$15,780	$11,616

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class C Shares, With LoadFootnote Reference*	3.13%	3.59%	4.73%
Class C Shares, Without Load	4.13%	3.59%	4.73%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.79%	0.08%	1.53%

AssetsNet	$ 1,491,976,674
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 10,564,689
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000171611
Shareholder Report [Line Items]
Fund Name	NexPoint Merger Arbitrage Fund
Class Name	Class Z Shares
Trading Symbol	HMEZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2026, the NexPoint Merger Arbitrage Fund (the “Fund”) Class Z returned 5.17% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.79%. This outperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. Our correlation to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) remained low at -0.19 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

• Top Contributor: Two Harbors (TWO) / CrossCountry Mortgage (private) - On March 27, 2026, CrossCountry Mortgage announced the acquisition of Two Harbors Investment Corp. (TWO). Two Harbors is a publicly traded mortgage REIT that invests in mortgage servicing rights, agency residential mortgage-backed securities, and other mortgage-related assets.

• Top Detractor: Essential Utilities (WTRG) / American Water Works (AWK) - On October 27, 2025, American Water Works (AWK) announced the acquisition of Essential Utilities (WTRG) for approximately $19.8 billion. Essential Utilities is among the largest publicly traded water, wastewater, and natural-gas providers in the United States, serving roughly 5.5 million people across nine states — Pennsylvania, Ohio, Texas, Illinois, North Carolina, New Jersey, Indiana, Virginia, and Kentucky.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	NexPoint Merger Arbitrage Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jun/16	$10,000	$10,000
Jun/17	$10,986	$9,969
Jun/18	$11,269	$9,929
Jun/19	$11,952	$10,710
Jun/20	$12,918	$11,646
Jun/21	$14,007	$11,608
Jun/22	$14,390	$10,413
Jun/23	$14,622	$10,315
Jun/24	$15,784	$10,587
Jun/25	$16,705	$11,230
Jun/26	$17,569	$11,656

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Merger Arbitrage Fund, Class Z Shares	5.17%	4.64%	5.80%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,491,976,674
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 10,564,689
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,976,674	89	$10,564,689	377%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stocks Sold Short	-10.9%
Derivative Contracts (Net)	0.1%
Rights	0.0%
Warrants	0.0%
Repurchase Agreement	0.0%
Corporate Obligations	2.3%
Cash Equivalents	3.8%
U.S. Senior Loans	7.8%
Common Stocks	88.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Nuvalent	5.0%
Global Business Travel Group I	5.0%
Taylor Morrison Home	4.9%
TopBuild	4.9%
Essential Utilities	4.5%
Short Securities
American Water Works	-4.7%
Shell ADR	-2.1%
QXO	-2.0%
Fox	-0.9%
GFL Environmental	-0.5%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000261877
Shareholder Report [Line Items]
Fund Name	NexPoint Credit Catalyst Fund
Class Name	Class A
Trading Symbol	NEDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class A Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class A Shares	$200	1.99%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class A returned 1.39% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares , With LoadFootnote Reference*	Class A Shares , Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/25	$9,450	$10,000	$10,000
Jul/25	$9,465	$10,016	$9,991
Aug/25	$9,503	$10,056	$10,110
Sep/25	$9,567	$10,124	$10,221
Oct/25	$9,567	$10,124	$10,285
Nov/25	$9,571	$10,128	$10,348
Dec/25	$9,435	$9,984	$10,333
Jan/26	$9,537	$10,092	$10,344
Feb/26	$9,455	$10,005	$10,514
Mar/26	$9,433	$9,982	$10,328
Apr/26	$9,497	$10,050	$10,340
May/26	$9,548	$10,104	$10,372
Jun/26	$9,582	$10,139	$10,397

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund
Class A Shares , With LoadFootnote Reference*	-4.20%
Class A Shares , Without Load	1.39%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.97%

AssetsNet	$ 25,646,376
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0	[1]
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000261878
Shareholder Report [Line Items]
Fund Name	NexPoint Credit Catalyst Fund
Class Name	Class C
Trading Symbol	NEDCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class C Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class C Shares	$266	2.64%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class C returned 2.08% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares , With LoadFootnote Reference*	Class C Shares , Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,912	$10,012	$9,991
Aug/25	$9,967	$10,068	$10,110
Sep/25	$10,047	$10,148	$10,221
Oct/25	$10,047	$10,148	$10,285
Nov/25	$10,058	$10,160	$10,348
Dec/25	$9,920	$10,020	$10,333
Jan/26	$10,031	$10,132	$10,344
Feb/26	$9,949	$10,049	$10,514
Mar/26	$9,934	$10,034	$10,328
Apr/26	$10,009	$10,110	$10,340
May/26	$10,063	$10,164	$10,372
Jun/26	$10,106	$10,208	$10,397

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund
Class C Shares , With LoadFootnote Reference*	1.09%
Class C Shares , Without Load	2.08%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	3.97%

AssetsNet	$ 25,646,376
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0	[2]
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000261876
Shareholder Report [Line Items]
Fund Name	NexPoint Credit Catalyst Fund
Class Name	Class Z
Trading Symbol	NEDZX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Class Z Shares of the NexPoint Credit Catalyst Fund (the "Fund") for the period from July 2, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.nexpoint.com/funds/credit-catalyst-fund/. You can also request this information by contacting us at 1-877-655-1287.
Additional Information Phone Number	1-877-655-1287
Additional Information Website	https://www.nexpoint.com/funds/credit-catalyst-fund/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Credit Catalyst Fund, Class Z Shares	$166	1.64%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the twelve-month period ended June 30, 2026, the NexPoint Credit Catalyst Fund (the “Fund”) Class Z returned 2.58% compared to the Bloomberg U.S. Aggregate Bond Index (USD) (TR) return of 3.97%. This underperformance of the Bloomberg U.S. Aggregate Bond Index (USD) (TR) is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Credit Catalyst Fund ensures non-correlated returns to traditional indices.

• Top Contributor: Shelf Drilling

• Top Detractor: Dye & Durham, Corp. Term Loan

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	NexPoint Credit Catalyst Fund, Class Z Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000
Jun/26	$10,258	$10,397

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Cumulative Since Inception
NexPoint Credit Catalyst Fund, Class Z Shares	2.58%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.97%

AssetsNet	$ 25,646,376
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0	[3]
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,646,376	39	$-Footnote Reference*	136%
Footnote	Description
Footnote*	Advisory fees have been waived.

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Reverse Repurchase Agreements	-9.0%
Exchange-Traded Funds Sold Short	-8.3%
Common Stock Sold Short	-1.4%
Preferred Stock	1.8%
Cash Equivalents	13.8%
Mortgage-Backed Securities	33.0%
U.S. Senior Loans	35.2%
Corporate Obligations	40.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Positions

Table Summary
Holding Name	Percentage of Total Net Assets
Long Securities
Olaplex, Inc., Initial Term Loan, 7.33%, 2/23/2029	5.9%
Extended Stay America Trust, 5.88%, 2/15/2043	5.5%
EchoStar	4.2%
ESTN Trust, 6.69%, 5/12/2046	4.0%
DBC Mortgage Trust, 6.23%, 11/15/2042	3.9%
Short Securities
State Street SPDR S&P Retail ETF	-3.4%
State Street Communication Services Select Sector SPDR ETF	-2.9%
iShares iBoxx USD High Yield Corporate Bond ETF	-2.0%
Oracle	-1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.

[1]	Advisory fees have been waived.
[2]	Advisory fees have been waived.
[3]	Advisory fees have been waived.